Revenue from Contracts with Customers - Summary of Disaggregation of Group's Revenue from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 21,265,930	$ 3,363,691	¥ 20,581,170	¥ 18,016,085
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	21,218,785	3,356,234	20,518,030	17,935,600
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	47,145	7,457	63,140	80,485
People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	21,206,280	3,354,256	20,504,288	17,913,615
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	59,650	9,435	76,882	102,470
Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,410,771	1,172,182	6,725,312	6,189,934
Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,065,283	1,117,535	6,626,629	5,583,982
Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,429,745	384,320	2,356,168	2,429,248
Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,304,995	680,933	4,809,921	3,732,436
Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	55,136	$ 8,721	63,140	80,485
Yuchai segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	21,254,134		20,557,660	17,980,304
Yuchai segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	21,210,718		20,518,030	17,935,600
Yuchai segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	43,416		39,630	44,704
Yuchai segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	21,206,280		20,504,288	17,913,615
Yuchai segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	47,854		53,372	66,689
Yuchai segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,410,771		6,725,312	6,189,934
Yuchai segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7,065,283		6,626,629	5,583,982
Yuchai segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,429,745		2,356,168	2,429,248
Yuchai segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,304,918		4,809,921	3,732,436
Yuchai segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	43,417		39,630	44,704
HL Global Enterprises Limited segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11,796		23,510	35,781
HL Global Enterprises Limited segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	8,067
HL Global Enterprises Limited segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,729		23,510	35,781
HL Global Enterprises Limited segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11,796		23,510	35,781
HL Global Enterprises Limited segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	77
HL Global Enterprises Limited segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 11,719		¥ 23,510	¥ 35,781